10-Q REVENUES - Disaggregated Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Investment Income from life insurance policies held using investment method	$ 500,000	$ 8,392,334	$ 17,980,987	$ 37,828,829
Revenue from fee-based services and realized and unrealized gains	19,296,999	1,578,184	43,214,390	5,413,751
Total active management revenue	19,796,999	9,970,518	61,195,377	43,242,580
Total revenues	21,487,184	10,273,389	66,401,451	44,713,552
Portfolio services revenue
Disaggregation of Revenue [Line Items]
Revenue	217,935	302,871	1,002,174	1,470,972
Portfolio services revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue	185,185	213,447	778,678	818,300
Portfolio services revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Revenue	32,750	89,424	223,496	652,672
Origination fee revenue
Disaggregation of Revenue [Line Items]
Revenue	1,472,250	$ 0	4,203,900	0
Origination fee revenue | Agent
Disaggregation of Revenue [Line Items]
Revenue	557,500		1,750,911	0
Origination fee revenue | Broker
Disaggregation of Revenue [Line Items]
Revenue	883,250		2,148,141	0
Origination fee revenue | Client direct
Disaggregation of Revenue [Line Items]
Revenue	$ 31,500		304,848	0
Origination fee revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue			494,972	0
Origination fee revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Revenue			$ 3,708,928	$ 0